Debt and Commitments - Schedule of Company's Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total long-term debt	$ 332	$ 361
Less due within one year	230	249
Total long term non current debt	102	112
Bank Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	239	268
Government Loans [Member]
Debt Instrument [Line Items]
Total long-term debt	26	15
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 67	$ 78